ACQUISITION OF NON-CONTROLLING INTEREST (Details Narrative) - USD ($)				12 Months Ended
	May 20, 2021	May 19, 2021	May 05, 2021	Mar. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common shares to be issued for the acquisition of the non-controlling interest subsidiary remaining equity				$ 1,000,000
Additional Paid-in Capital [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common shares to be issued for the acquisition of the non-controlling interest subsidiary remaining equity				3,087,830
NAS [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest in NAS				$ 87,830
F&T [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Partnership prcentage		49.00%
NAS [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Partnership prcentage		100.00%
Securities Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of common stock, shares	2,727,272		15,454,456
Securities Purchase Agreement [Member] | Series B Preferred Equity Offering [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Partnership prcentage		51.00%
Patents Purchase Agreement [Member] | F&T Water Solutions LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Acquisition share price		$ 0.505
Series B Preferred Equity Offering [Member] | Securities Purchase Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of common stock, shares		980,000
Total acquisition		$ 3,000,000
Payments to acquire business		$ 1,000,000
Stock Issued During Period, Shares, Acquisitions		3,960,396
Fair value of shares		$ 2,000,000